Property, plant and equipment, net	12 Months Ended
Mar. 31, 2013
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Buildings	150,181	187,529	30,194
Leasehold improvements	42,783	44,264	7,127
Machineries	86,395	105,899	17,051
Motor vehicles	8,939	11,087	1,785
Furniture, fixtures and office equipment	27,500	27,588	4,442
Construction-in-progress	37,010	205,657	33,113
	352,808	582,024	93,712
Less: Accumulated depreciation	(84,946)	(113,752)	(18,315)
Total property, plant and equipment, net	267,862	468,272	75,397

Pursuant to the final purchase contract dated June 28, 2012, the total purchase price of the property and land use right was RMB100,000 (US$16,101), of which prepayments of RMB25,000 was made in March 2012 and included such prepayments in construction-in-progress as of March 31, 2012. The Group paid the remaining amount of RMB75,000 (US$12,076) and also incurred RMB7,294 (US$1,174) for related taxes and other expenditures associated with the intended use of the assets during the year. Part of the property and land use right that was used by Guangzhou Nuoya, in the amount of RMB37,556 (US$6,047), was transferred to buildings. The remaining RMB69,738 (US$11,228) was recorded in construction-in-progress as of March 31, 2013.

In November 2012, the Group signed a refurbishment contract with a third party for the newly purchased property in Guangzhon Nuoya. The contract amount was RMB110 million (US$17.7 million). As of March 31, 2013, RMB43,468 (US$6,999) has been paid in accordance to the construction schedule and is included in construction-in-progress.

In January 2013, the Group signed a purchase contract with a third party for the purchase of buildings and associated land use right in the Zhejiang province. The Group fully paid the purchase contract amount and relevant taxes of RMB87,508 (US$14,090) and recorded such prepayments in construction-in-progress as of March 31, 2013. As of July 31, 2013, the buildings were under refurbishment for its intended use and the Group is still in the process of obtaining the ownership certificate.

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Direct costs	11,790	13,481	17,421	2,804
Research and development	2,933	3,212	2,073	334
Sales and marketing	1,679	1,803	2,805	452
General and administrative	5,689	6,240	8,954	1,442
Total depreciation expense	22,091	24,736	31,253	5,032

The Group capitalized interest cost as a component of the cost of construction-in-progress. Interest incurred consists of the following:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Interest cost capitalized	-	-	1,274	205
Interest cost charged to income	2,606	3,287	70,097	11,286
Total interest cost incurred	2,606	3,287	71,371	11,491

As of March 31, 2012 and 2013, buildings with carrying value of RMB128,890 and RMB121,603 (US$19,579) were collateralized to banks for short-term bank loans of RMB45,000 and RMB50,000 (US$8,050), respectively (Note 11).